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                                                                         497(j)

                               October 31, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re:  Van Kampen American Capital Trust--
        Rule 497(j) Filing (File Nos. 33-4410 and 811-4269)

Ladies and Gentlemen:

        Van Kampen American Capital Trust (the "Registrant"), filed via EDGAR on October 28, 1997, a copy of Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "Securities Act"), and under the Investment Company Act of 1940, as amended.

        In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that the prospectuses and statements of additional information for Van Kampen American Capital High Yield Fund and Van Kampen American Capital Short-Term Global Fund, and the statement of additional information for Van Kampen American Capital Strategic Income Fund, each a series of the Registrant, contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The prospectus for Van Kampen American Capital Strategic Income Fund has been filed under separate cover pursuant to Rule 497(c).

        Should the staff have any questions regarding the foregoing, please contact me at (630) 634-6774.


                                                Very truly yours,


                                                /s/ Nicholas Dalmaso
                                                -------------------------
                                                Nicholas Dalmaso
                                                Assistant Secretary